Other Liabilities - Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities [Line items]
Other current liabilities	$ 6,344	$ 333
Other non-current liabilities	2,936	1,201
Total other liabilities	9,280	1,534
Flow-through financing premium liability
Other Liabilities [Line items]
Other current liabilities	5,850	0
Post-employment benefits
Other Liabilities [Line items]
Total other liabilities	1,016	1,117
Lease Obligations
Other Liabilities [Line items]
Other current liabilities	2,333	287
Loan Obligations
Other Liabilities [Line items]
Total other liabilities	$ 81	$ 130